UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21281
                                                     ---------

                      Oppenheimer Principal Protected Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 02/29/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

  FEBRUARY 29, 2008

--------------------------------------------------------------------------------

     Oppenheimer                                                 Management
     Principal Protected                                        Commentaries
     Main Street Fund R                                             and
                                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

         An Interview with Your Fund's Managers

         Listing of Top Holdings

     SEMIANNUAL REPORT

         Listing of Investments

         Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND R PORTFOLIO ALLOCATION

[PIE CHART]

U.S.Equity Fund            65.1%
Cash Equivalents           18.6
Fixed Income               16.3

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund. Information relating to the Oppenheimer Main Street Fund's portfolio holdings appears below.

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008, and are based on the total market value of investments.


OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND) SECTOR ALLOCATION
----------------------------------------------------------------------------
Information Technology                                                27.0%
----------------------------------------------------------------------------
    Computers & Peripherals                                           8.0
----------------------------------------------------------------------------
    Software                                                          5.3
----------------------------------------------------------------------------
    Communications Equipment                                          4.7
----------------------------------------------------------------------------
    Semiconductors & Semiconductor Equipment                          4.7
----------------------------------------------------------------------------
    Internet Software & Services                                      1.9
----------------------------------------------------------------------------
    IT Services                                                       1.6
----------------------------------------------------------------------------
    Electronic Equipment & Instruments                                0.5
----------------------------------------------------------------------------
    Office Electronics                                                0.3
----------------------------------------------------------------------------
Financials                                                           19.0
----------------------------------------------------------------------------
Energy                                                               16.2
----------------------------------------------------------------------------
Industrials                                                          10.7
----------------------------------------------------------------------------
Health Care                                                           9.0
----------------------------------------------------------------------------
Consumer Discretionary                                                6.7
----------------------------------------------------------------------------
Consumer Staples                                                      4.5
----------------------------------------------------------------------------
Materials                                                             4.2
----------------------------------------------------------------------------
Telecommunication Services                                            2.6
----------------------------------------------------------------------------
Utilities                                                             0.1

Portfolio holdings and allocations are subject to change.Percentages are as of February 29, 2008,and are based on the total market value of common stocks.

             12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
----------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                          13.3%
----------------------------------------------------------------------------
Computers & Peripherals                                              8.0
----------------------------------------------------------------------------
Diversified Financial Services                                       6.1
----------------------------------------------------------------------------
Insurance                                                            6.0
----------------------------------------------------------------------------
Software                                                             5.3
----------------------------------------------------------------------------
Industrial Conglomerates                                             4.8
----------------------------------------------------------------------------
Communications Equipment                                             4.7
----------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                             4.7
----------------------------------------------------------------------------
Health Care Providers & Services                                     4.2
----------------------------------------------------------------------------
Media                                                                4.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2008,and are based on net assets.

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
----------------------------------------------------------------------------
Exxon Mobil Corp.                                                    5.2%
----------------------------------------------------------------------------
General Electric Co.                                                 3.3
----------------------------------------------------------------------------
Microsoft Corp.                                                      3.2
----------------------------------------------------------------------------
Hewlett-Packard Co.                                                  2.9
----------------------------------------------------------------------------
International Business Machines Corp.                                2.3
----------------------------------------------------------------------------
QUALCOMM,Inc.                                                        2.3
----------------------------------------------------------------------------
Bank of America Corp.                                                2.3
----------------------------------------------------------------------------
JPMorgan Chase & Co.                                                 2.3
----------------------------------------------------------------------------
Chevron Corp.                                                        2.3
----------------------------------------------------------------------------
American International Group,Inc.                                    2.0

Portfolio holdings and allocations are subject to change.Percentages are as of February 29, 2008,and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

             13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

     Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

     INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     The Fund has entered into a warranty agreement (the "Warranty") with Merrill Lynch Bank USA (the "Warranty Provider") which attempts to make sure that the value of each shareholder's account on the Maturity Date (August 5, 2010) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty Provider to the Fund, not the shareholders. The Warranty is dependent on the financial ability of the Warranty Provider to make payment to the Fund on the Maturity Date. The Warranty Amount will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund. The Warranty does not apply to shares redeemed during the Warranty Period, and you can lose money on shares unless redeemed on the Maturity Date. Neither the Fund nor OppenheimerFunds, Inc. is obligated to replace the Warranty Provider should it be unable to make payments necessary to support the Warranty Amount. The Warranty increases the Fund's expenses that shareholders pay and could lower Fund performance. Shareholders must redeem their

             14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND shares in the Fund on, and only on, the Maturity Date (expected to be August 5, 2010) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund's then-current net asset value, which may be lower than the Warranty Amount.

     Shares may be exchanged or redeemed at any time. However, if you redeem or exchange shares prior to the end of the seven year Warranty Period you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven year term and reinvest all dividends and distributions.

     During the Warranty Period, there are substantial opportunity costs. Allocating assets to U.S. Government securities (primarily Treasury STRIPS) reduces the Fund's ability to participate fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. In the event that the Fund's stock allocation declines substantially, generally due to heavy stock market declines, the Fund will permanently shift all investments to fixed income securities and certain of the Fund's expenses will be reduced. In the event of reallocation of 100% of the Fund's assets to U.S. Government securities, the Fund will not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period, which will eliminate the Fund's ability to participate in any upward equity market movement.

     While these fixed income securities (primarily Treasury STRIPS) that the Fund invests in do not pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However, the Fund is required to accrue and declare a dividend on such income. Thus, you will have taxable income.

             15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

     Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Fund is not obligated to replace the Warranty Provider should it be unable to make the payments necessary to support the Warranty Amount. The Warranty increases the Fund's expenses that you pay and therefore the Fund's expenses will generally be higher than a fund that does not offer a Warranty.

     All investments have risks to some degree. Stocks fluctuate in price and their volatility at times may be great. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. Investors should be aware that principal protected funds generally carry higher fees and expenses than non-protected funds.

     The Fund offered its shares to the public from May 30, 2003 through July 31, 2003. From August 5, 2003, and until August 5, 2010, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

             16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

             17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

     the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING           ENDING             EXPENSES
                         ACCOUNT             ACCOUNT            PAID DURING
                         VALUE               VALUE              6 MONTHS ENDED
ACTUAL                   SEPTEMBER 1, 2007   FEBRUARY 29, 2008  FEBRUARY 29, 2008
---------------------------------------------------------------------------------
Class A                     $1,000.00            $  883.20            $4.79
---------------------------------------------------------------------------------
Class B                      1,000.00               879.80             8.45
---------------------------------------------------------------------------------
Class C                      1,000.00               880.00             8.36
---------------------------------------------------------------------------------
Class N                      1,000.00               882.30             5.82

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------
Class A                      1,000.00             1,019.79             5.14
---------------------------------------------------------------------------------
Class B                      1,000.00             1,015.91             9.06
---------------------------------------------------------------------------------
Class C                      1,000.00             1,016.01             8.96
---------------------------------------------------------------------------------
Class N                      1,000.00             1,018.70             6.24

Expenses are equal to the Fund's annualized expense ratio for that class,multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios,excluding indirect expenses from affiliated funds,based on the 6-month period ended February 29,2008 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A             1.02%
-------------------------------
Class B             1.80
-------------------------------
Class C             1.78
-------------------------------
Class N             1.24

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report,also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

             18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS February 29,2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                                        SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--77.9% 1
----------------------------------------------------------------------------------------------------------------------------------

U.S. EQUITY FUND--77.9%
Oppenheimer Main Street Fund, Cl. Y (Cost $102,647,426)                                              3,610,532    $  119,400,294

                                                                                                     PRINCIPAL
                                                                                                        AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--19.5%
----------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bonds, STRIPS, 2.384%, 5/15/10 2,3 (Cost $29,420,591)                               $31,000,000        29,847,203

----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $132,068,017)                                                          149,247,497

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--22.3% 4
----------------------------------------------------------------------------------------------------------------------------------

Undivided interest of 0.25% in joint repurchase agreement (Principal Amount/
Value $2,000,000,000, with a maturity value of $2,000,530,000) with BNP Paribas
Securities Corp., 3.18%, dated 2/29/08, to be repurchased at $5,082,917 on 3/3/08, collateralized by U.S. Agency Mortgages, 0%-6.50%, 2/1/34-3/1/38, with a value
of $2,040,000,000                                                                                    5,081,570         5,081,570
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.42% in joint repurchase agreement (Principal Amount/
Value $2,000,000,000, with a maturity value of $2,000,528,333) with Bank of
America NA, 3.17%, dated 2/29/08,to be repurchased at $8,402,219 on 3/3/08, collateralized by U.S. Agency Mortgages,5%-5.50%,6/1/33-1/1/38,with a value
of $2,040,000,000                                                                                    8,400,000         8,400,000
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.76% in joint repurchase agreement (Principal Amount/
Value $1,100,000,000, with a maturity value of $1,100,256,667) with Barclays
Capital, 2.80%, dated 2/29/08, to be repurchased at $8,401,960 on 3/3/08, collateralized by Government National Mortgage Assn., 0%-9%,7/15/09-2/15/38,
with a value of $1,122,000,000                                                                       8,400,000         8,400,000
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.84% in joint repurchase agreement (Principal Amount/
Value $1,000,000,000, with a maturity value of $1,000,264,167) with Banc of
America Securities LLC, 3.17%, dated 2/29/08, to be repurchased at $8,402,219 on 3/3/08, collateralized by U.S. Agency Mortgages, 0%-11%, 9/25/09-7/1/37,
with a value of $1,020,000,000                                                                       8,400,000         8,400,000
----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 15.60% in joint repurchase agreement (Principal Amount/
Value $25,000,000, with a maturity value of $25,006,719) with DLJ/Pershing
Division, 3.225%, dated 2/29/08,to be repurchased at $3,901,048 on 3/3/08, collateralized by U.S. Agency Mortgages, 3.50%-6.886%, 5/15/17-5/16/37, with
a value of $25,500,000                                                                               3,900,000         3,900,000
                                                                                                   -------------------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $34,181,570)                                                                                                    34,181,570

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $166,249,587)                                                          119.7%      183,429,067
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                    (19.7)      (30,197,217)
                                                                                                   -----------------------------
NET ASSETS                                                                                               100.0%   $  153,231,850
                                                                                                   =============================

             19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES         GROSS         GROSS              SHARES
                                                   AUGUST 31, 2007     ADDITIONS    REDUCTIONS   FEBRUARY 29, 2008
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
MoneyMarket Fund, Cl.E                                          --    15,554,566    15,554,566                  --
Oppenheimer Main Street Fund, Cl.Y                       4,394,855       429,294     1,213,617           3,610,532

                                                                                      DIVIDEND            REALIZED
                                                                           VALUE        INCOME                GAIN
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
MoneyMarket Fund, Cl.E                                              $         --   $    13,435          $       --
Oppenheimer Main Street Fund, Cl.Y                                    19,400,294    17,716,816           3,732,564
                                                                    -----------------------------------------------
                                                                    $119,400,294   $17,730,251          $3,732,564
                                                                    ===============================================

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Partial or fully-loaned security. See Note 5 of accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.
See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

February 29, 2008
-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $63,602,161)                             $  64,028,773
Affiliated companies (cost $102,647,426)                                119,400,294
                                                                      ---------------
                                                                        183,429,067
-------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          9,349,819
Interest                                                                         41
Other                                                                         6,893
                                                                      ---------------
Total assets                                                            192,785,820

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------

Bank overdraft                                                            4,727,127
-------------------------------------------------------------------------------------
Return of collateral for securities loaned                               34,181,570
-------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                      305,064
Warranty agreement fees                                                     153,522
Shareholder communications                                                   67,380
Distribution and service plan fees                                           65,805
Transfer and shareholder servicing agent fees                                 9,600
Trustees' compensation                                                        3,926
Other                                                                        39,976
                                                                      ---------------
Total liabilities                                                        39,553,970
-------------------------------------------------------------------------------------
NET ASSETS                                                             $153,231,850
                                                                      ===============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------

Par value of shares of beneficial interest                            $      14,188
-------------------------------------------------------------------------------------
Additional paid-in capital                                              117,175,930
-------------------------------------------------------------------------------------
Accumulated net investment income                                         9,251,154
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                              9,611,098
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                               17,179,480
                                                                      ---------------
NET ASSETS                                                            $ 153,231,850
                                                                      ===============

             21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $40,865,594 and
3,760,161 shares of beneficial interest outstanding)                                                         $10.87
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)              $11.53
---------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $85,590,078 and 7,948,992 shares of beneficial
interest outstanding)                                                                                        $10.77
---------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,311,774 and 2,344,337 shares of beneficial
interest outstanding)                                                                                        $10.80
---------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,464,404 and 134,123 shares of beneficial
interest outstanding)                                                                                        $10.92

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008
---------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------

Dividends from affiliated companies                                $ 17,730,251
---------------------------------------------------------------------------------
Interest                                                                 91,440
---------------------------------------------------------------------------------
Portfolio lending fees                                                    5,635
---------------------------------------------------------------------------------
Other income                                                                 60
                                                                   --------------
Total investment income                                              17,827,386

---------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------

Management fees                                                          54,460
---------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  57,902
Class B                                                                 493,285
Class C                                                                 155,754
Class N                                                                   3,996
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  15,449
Class B                                                                  37,258
Class C                                                                   9,854
Class N                                                                     317
---------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  10,670
Class B                                                                  28,343
Class C                                                                   7,425
Class N                                                                     296
---------------------------------------------------------------------------------
Warranty agreement fees                                                 534,499
---------------------------------------------------------------------------------
Trustees' compensation                                                    4,617
---------------------------------------------------------------------------------
Custodian fees and expenses                                               2,417
---------------------------------------------------------------------------------
Administration service fees                                                 750
---------------------------------------------------------------------------------
Other                                                                    17,096
                                                                   --------------
Total expenses                                                        1,434,388
Less waivers and reimbursements of expenses                             (25,449)
                                                                   --------------
Net expenses                                                          1,408,939
---------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                16,418,447

---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------

Net realized gain on:
Investments:
 Unaffiliated companies                                                  15,680
 Affiliated companies                                                 3,732,564
Distributions received from affiliated companies                      7,197,385
                                                                   --------------
Net realized gain                                                    10,945,629
---------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (48,831,241)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(21,467,165)
                                                                   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                           SIX MONTHS              YEAR
                                                                                                ENDED             ENDED
                                                                                    FEBRUARY 29, 2008         AUGUST 31,
                                                                                          (UNAUDITED)              2007
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                                                            $ 16,418,447      $   (397,108)
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         10,945,629        17,212,991
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                    (48,831,241)       11,870,716
                                                                                    ------------------------------------
Net increase (decrease) in net assets resulting from operations                          (21,467,165)       28,686,599

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                   (2,131,513)               --
Class B                                                                                   (3,742,179)               --
Class C                                                                                   (1,166,132)               --
Class N                                                                                      (60,963)               --
                                                                                    ------------------------------------
                                                                                          (7,100,787)               --

------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                   (3,820,713)               --
Class B                                                                                   (8,212,893)               --
Class C                                                                                   (2,562,263)               --
Class N                                                                                     (131,772)               --
                                                                                    ------------------------------------
                                                                                         (14,727,641)               --

------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                    2,035,703       (12,315,145)
Class B                                                                                    3,190,328       (19,018,254)
Class C                                                                                   (1,885,149)       (5,946,001)
Class N                                                                                      176,057        (3,699,943)
                                                                                    ------------------------------------
                                                                                           3,516,939       (40,979,343)

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------

Total decrease                                                                           (39,778,654)      (12,292,744)
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      193,010,504       205,303,248
                                                                                    ------------------------------------
End of period (including accumulated net investment income (loss)
of $9,251,154 and $(66,506), respectively)                                              $153,231,850      $193,010,504
                                                                                    ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                    ENDED
                                        FEBRUARY 29, 2008                                         YEAR ENDED AUGUST 31,
CLASS A                                       (UNAUDITED)      2007        2006          2005         2004      2003 1
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $ 14.09    $ 12.23     $ 11.46       $ 10.88      $ 10.28      $10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                               1.22  2     .05  2      .07  2        .11  2       .07          -- 3
Net realized and unrealized gain (loss)            (2.70)      1.81         .80           .65          .64         .28
                                                 ------------------------------------------------------------------------
Total from investment operations                   (1.48)      1.86         .87           .76          .71         .28
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.62)        --        (.01)         (.12)        (.07)         --
Tax return of capital distribution from
net investment income                                 --         --        (.09)           -- 3          --         --
Dividends from net realized gain                   (1.12)        --          --          (.02)        (.02)         --
Tax return of capital distribution
from net realized gain                                --         --          --          (.04)        (.02)         --
                                                 ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.74)        --        (.10)         (.18)        (.11)         --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 10.87    $ 14.09     $ 12.23       $ 11.46      $ 10.88      $10.28
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                (11.68)%    15.21%       7.67%         6.98%        6.87%       2.80%
-------------------------------------------------------------------------------------------------------------------------

              25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                       FEBRUARY 29, 2008                                          YEAR ENDED AUGUST 31,
CLASS A (Continued)                          (UNAUDITED)       2007        2006          2005         2004       2003 1
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)          $40,866    $50,325     $54,800       $64,304      $71,666      $78,758
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $46,829    $54,479     $60,071       $68,812      $78,668      $39,416
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                              19.07%      0.38%       0.62%         1.02%        0.65%        0.35%
Total expenses 6                                    1.05%      1.01%       1.03%         1.10%        1.14%        1.13%
Less reimbursement of management fees
during offering period                                --         --          --            --           --        (0.32)%
Payments, waivers and/or reimbursements
and reduction to custodian expenses                (0.03)%    (0.03)%     (0.03)%        (0.06)%     (0.12)%         --
                                                 ------------------------------------------------------------------------
Net expenses                                        1.02%      0.98%       1.00%         1.04%        1.02%        0.81% 7
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               31%         5%         26%          122%         179%          12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

          Six Months Ended February 29, 2008  1.52%
          Year Ended August 31, 2007          1.49%
          Year Ended August 31, 2006          1.50%
          Year Ended August 31, 2005          1.52% 8
          Year Ended August 31, 2004          1.60%
          Period Ended August 31, 2003        1.38%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                              SIX MONTHS
                                                   ENDED
                                       FEBRUARY 29, 2008                                          YEAR ENDED AUGUST 31,
CLASS B                                      (UNAUDITED)       2007        2006          2005         2004       2003 1
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $ 13.91    $ 12.17     $ 11.40       $ 10.82      $ 10.28      $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        1.16  2    (.06) 2     (.02) 2        .03  2      (.02)          -- 3
Net realized and unrealized gain (loss)            (2.67)      1.80         .80           .64          .63          .28
                                                 -------------------------------------------------------------------------
Total from investment operations                   (1.51)      1.74         .78           .67          .61          .28
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.51)        --          --  3       (.03)        (.03)          --
Tax return of capital distribution
from net investment income                            --         --        (.01)           --  3        --           --
Dividends from net realized gain                   (1.12)        --          --          (.02)        (.02)          --
Tax return of capital distribution
from net realized gain                                --         --          --          (.04)        (.02)          --
                                                 -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.63)        --       (.01)          (.09)        (.07)          --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 10.77    $ 13.91     $ 12.17       $ 11.40      $ 10.82      $ 10.28
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                (12.02)%    14.30%       6.89%         6.21%        5.94%        2.80%
--------------------------------------------------------------------------------------------------------------------------

              27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                        FEBRUARY 29, 2008                                          YEAR ENDED AUGUST 31,
CLASS B (Continued)                          (UNAUDITED)       2007         2006          2005        2004        2003 1
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)          $85,590   $106,377     $110,228      $117,057     $122,411     $122,968
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $98,926   $113,121     $114,903      $120,928     $127,128     $ 64,461
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       18.30%     (0.42)%      (0.19)%        0.23%       (0.14)%      (0.20)%
Total expenses 6                                    1.83%      1.78%        1.78%         1.86%        1.89%        1.88%
Less reimbursement of management fees
during offering period                                --         --           --             --           --        (0.32)%
Less reimbursement to maintain yield                  --         --           --             --           --        (0.31)%
Payments, waivers and/or reimbursements
and reduction to custodian expenses                (0.03)%    (0.03)%      (0.03)%       (0.06)%      (0.12)%         --
                                                 ---------------------------------------------------------------------------
Net expenses                                        1.80%      1.75%        1.75%         1.80%        1.77%        1.25% 7
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               31%         5%          26%          122%         179%          12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

             Six Months Ended February 29, 2008  2.30%
             Year Ended August 31, 2007          2.26%
             Year Ended August 31, 2006          2.25%
             Year Ended August 31, 2005          2.28% 8
             Year Ended August 31, 2004          2.35%
             Period Ended August 31, 2003        2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                              SIX MONTHS
                                                   ENDED
                                       FEBRUARY 29, 2008                                           YEAR ENDED AUGUST 31,
CLASS C                                      (UNAUDITED)       2007         2006          2005         2004       2003 1
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $ 13.94     $12.20     $  11.42      $  10.82     $  10.28     $  10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        1.16  2    (.05) 2      (.02) 2        .03 2       (.02)          --  3
Net realized and unrealized gain (loss)            (2.67)      1.79          .81           .65          .64          .28
                                                 ---------------------------------------------------------------------------
Total from investment operations                   (1.51)      1.74          .79           .68          .62          .28
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.51)        --           --  3       (.02)        (.04)          --
Tax return of capital distribution from
net investment income                                 --         --         (.01)           --  3        --           --
Dividends from net realized gain                   (1.12)        --           --          (.02)        (.02)          --
Tax return of capital distribution
from net realized gain                                --         --           --          (.04)        (.02)          --
                                                 ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.63)        --         (.01)         (.08)        (.08)          --
----------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                    $ 10.80     $13.94     $  12.20        $11.42     $  10.82     $  10.28
                                                 ===========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 4                 (12.00)%    14.26%        6.93%         6.24%        5.95%        2.80%
----------------------------------------------------------------------------------------------------------------------------

              29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                        FEBRUARY 29,2008                                           YEAR ENDED AUGUST 31,
CLASS C (Continued)                          (UNAUDITED)       2007         2006          2005         2004       2003 1
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $25,312    $34,633      $35,733       $41,333      $51,741      $60,271
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $31,218    $36,075      $38,862       $46,152      $59,429      $31,946
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       18.20%     (0.40)%      (0.14)%        0.29%       (0.10)%      (0.20)%
Total expenses 6                                    1.81%      1.76%        1.77%         1.85%        1.88%        1.88%
Less reimbursement of management fees
during offering period                                --         --           --            --           --        (0.32)%
Less reimbursement to maintain yield                  --         --           --            --           --        (0.32)%
Payments, waivers and/or reimbursements
and reduction to custodian expenses                (0.03)%    (0.03)%      (0.03)%       (0.06)%      (0.12)%         --
                                                 ---------------------------------------------------------------------------
Net expenses                                        1.78%      1.73%        1.74%         1.79%        1.76%        1.24% 7
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               31%         5%          26%          122%         179%          12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

        Six Months Ended February 29, 2008  2.28%
        Year Ended August 31, 2007          2.24%
        Year Ended August 31, 2006          2.24%
        Year Ended August 31, 2005          2.27% 8
        Year Ended August 31, 2004          2.34%
        Period Ended August 31, 2003        2.13%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                              SIX MONTHS
                                                   ENDED
                                       FEBRUARY 29, 2008                                           YEAR ENDED AUGUST 31,
CLASS N                                      (UNAUDITED)       2007         2006          2005         2004       2003 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $ 14.05    $ 12.22      $ 11.45       $ 10.86      $ 10.28      $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               1.20  2     .03  2      .042           .09  2       .05           -- 3
Net realized and unrealized gain (loss)            (2.69)      1.80          .81           .65          .63          .28
                                                 --------------------------------------------------------------------------
Total from investment operations                   (1.49)      1.83          .85           .74          .68          .28
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.52)        --         (.01)         (.09)        (.06)          --
Tax return of capital distribution
from net investment income                            --         --         (.07)           --  3        --           --
Dividends from net realized gain                   (1.12)        --           --          (.02)        (.02)          --
Tax return of capital distribution
from net realized gain                                --         --           --          (.04)        (.02)          --
                                                 --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.64)        --         (.08)         (.15)        (.10)          --
---------------------------------------------------------------------------------------------------------------------------
Net asset value,end of period                    $ 10.92    $ 14.05      $ 12.22       $ 11.45      $ 10.86      $ 10.28
                                                 ==========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,AT NET ASSET VALUE 4                 (11.77)%    14.98%        7.50%         6.85%        6.55%        2.80%
---------------------------------------------------------------------------------------------------------------------------

              31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                   ENDED
                                        FEBRUARY 29, 2008                                          YEAR ENDED AUGUST 31,
CLASS N (Continued)                          (UNAUDITED)       2007          2006         2005         2004       2003 1
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $ 1,464    $ 1,676      $ 4,542       $ 4,324      $ 5,109      $ 5,432
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 1,609    $ 4,600      $ 4,477       $ 4,659      $ 5,408      $ 3,713
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                              18.81%      0.24%        0.34%         0.77%        0.46%        0.06%
Total expenses 6                                    1.27%      1.19%        1.21%         1.28%        1.34%        1.38%
Less reimbursement of management fees
during offering period                                --         --           --            --           --        (0.32)%
Payments, waivers and/or reimbursements
and reduction to custodian expenses                (0.03)%    (0.03)%      (0.03)%       (0.06)%      (0.12)          --
                                                 --------------------------------------------------------------------------
Net expenses                                        1.24%      1.16%        1.18%         1.22%        1.22%        1.06% 7
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               31%         5%          26%          122%         179%          12%

1. For the period from June 2, 2003 (commencement of operations) to August 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses paid including all underlying fund expenses were as follows:

          Six Months Ended February 29, 2008  1.74%
          Year Ended August 31, 2007          1.67%
          Year Ended August 31, 2006          1.68%
          Year Ended August 31, 2005          1.70% 8
          Year Ended August 31, 2004          1.80%
          Period Ended August 31, 2003        1.63%

7. For this period reduction to custodian expenses was zero.

8. Restated since August 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FIANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund (the "Fund"), a series of Oppenheimer Principal Protected Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). Shares of the Fund were offered during the Offering Period (May 30, 2003 to July 31, 2003).

     Shares are not offered during the Warranty Period (August 5, 2003 to August 5, 2010) to the Maturity Date (August 5, 2010) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the "Underlying Fund") and certain U.S. government securities. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

     During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period.

     The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares were sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA (the Warranty Provider) to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty

             33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FIANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value. The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person. The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the Underlying Fund. For Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund's assets are valued primarily on the basis of current market quotations.

     Long term debt instruments having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity, or amortized cost, which approximates market value.

     Securities held by the Fund and/or an Underlying Fund for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund and/or Underlying Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently

             34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND applied procedures under the supervision of the Fund and, when applicable, Underlying Fund's Board of Trustees.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

             35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FIANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund utilized $1,992,779 of capital loss carryforward to offset capital gains realized in that fiscal year.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

          Federal tax cost of securities    $166,249,587
                                            ============

          Gross unrealized appreciation     $ 17,179,480
          Gross unrealized depreciation               --
                                            ------------
          Net unrealized appreciation       $ 17,179,480
                                            ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

             36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon exdividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

             37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FIANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED FEBRUARY 29, 2008       YEAR ENDED AUGUST 31, 2007
                                        SHARES          AMOUNT       SHARES              AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                        --     $        --       22,618      $     282,410 1
Dividends and/or
distributions reinvested               466,165       5,595,340           --                 --
Redeemed                              (278,667)     (3,559,637)    (929,414)       (12,597,555)
                                      ------------------------------------------------------------
Net increase (decrease)                187,498     $ 2,035,703    (906,796)      $ (12,315,145)
                                      ============================================================

--------------------------------------------------------------------------------------------------
CLASS B
Dividends and/or
distributions reinvested               937,435     $11,165,529           --      $          --
Redeemed                              (638,255)     (7,975,201)  (1,407,738)       (19,018,254)
                                      ------------------------------------------------------------
Net increase (decrease)                299,180     $ 3,190,328   (1,407,738)     $ (19,018,254)
                                      ============================================================

--------------------------------------------------------------------------------------------------
CLASS C
Dividends and/or
distributions reinvested               290,343     $ 3,465,795           --      $          --
Redeemed                              (430,809)     (5,350,944)    (445,151)        (5,946,001)
                                      ------------------------------------------------------------
Net decrease                          (140,466)    $(1,885,149)    (445,151)     $  (5,946,001)
                                      ============================================================

--------------------------------------------------------------------------------------------------
CLASS N
Dividends and/or
distributions reinvested                15,968     $   192,571           --      $          --
Redeemed                                (1,161)        (16,514)    (252,347)        (3,699,943)
                                      ------------------------------------------------------------
Net increase (decrease)                 14,807     $   176,057     (252,347)     $  (3,699,943)
                                      ============================================================

1. Result of a broker correction to a shareholder transaction.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                           PURCHASES              SALES
        ---------------------------------------------------------------
        Investment securities            $24,914,201        $50,945,065
        U.S. government and
        government agency obligations     34,102,570          4,788,100

             38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays management fees to the Manager at an annual rate of 0.50% of the average annual net assets of the Fund reduced by the amount of advisory fees paid to the Manager by the Underlying Fund relating to the Fund's assets invested in the Underlying Fund. However, the management fees shall not be reduced below zero. Management fees will apply during the Warranty Period and the Post-Warranty Period.

     If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than extraordinary expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits. In addition, during the Warranty Period the Manager has voluntarily agreed to reduce the management fee payable by the Fund by 0.00833% per month in any month following a month where the Fund's average daily equity allocation was less than 10%. Those voluntary undertakings may be amended or eliminated at any time.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $64,989 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with

             39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

NOTES TO FIANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $1,905,330, $914,735 and $88,855, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A           CLASS B               CLASS C           CLASS N
                              CLASS A      CONTINGENT        CONTINGENT            CONTINGENT        CONTINGENT
                            FRONT-END        DEFERRED          DEFERRED              DEFERRED          DEFERRED
                        SALES CHARGES   SALES CHARGES     SALES CHARGES         SALES CHARGES     SALES CHARGES
SIX MONTHS                RETAINED BY     RETAINED BY       RETAINED BY           RETAINED BY       RETAINED BY
ENDED                     DISTRIBUTOR     DISTRIBUTOR       DISTRIBUTOR           DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------
February 29, 2008                 $--            $130           $97,980                   $--               $--
------------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to reimburse the Fund for expenses equal to the Underlying Fund expenses, other than Underlying Fund management fees, paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 29, 2008, the Manager reimbursed the Fund $25,181. This voluntary undertaking may be amended or eliminated at any time.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

             40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $268 for IMMF management fees.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $29,847,203. Collateral of $34,181,570 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

             41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

PORTFOLIO PROXYVOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

             42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND
(UNDERLYING FUND) FEBRUARY 29, 2008/UNAUDITED
45   Statement of Investments

55   Statement of Assets and Liabilities

57   Statement of Operations

59   Statements of Changes in Net Assets

60   Financial Highlights

65   Notes to Financial Statements

             44 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS February 29, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-----------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--6.6%
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
American Axle & Manufacturing Holdings, Inc.                            29,400   $    578,592
-----------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 1                                                    81,600        921,264
-----------------------------------------------------------------------------------------------
Autoliv, Inc.                                                           16,100        803,390
-----------------------------------------------------------------------------------------------
Gentex Corp.                                                            44,800        722,176
-----------------------------------------------------------------------------------------------
Lear Corp. 2                                                           114,100      3,146,878
                                                                                 --------------
                                                                                    6,172,300

-----------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc.                                                   30,900        941,832
-----------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
DeVry, Inc.                                                             29,800      1,309,412
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Chipotle Mexican
Grill, Inc., Cl. B 1,2                                                  43,733      3,757,539
-----------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                 67,500      1,496,475
-----------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                      529,100     18,227,495
                                                                                 --------------
                                                                                   23,481,509

-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A                                         48,800        918,416
-----------------------------------------------------------------------------------------------
Black & Decker Corp. 1                                                     200         13,754
-----------------------------------------------------------------------------------------------
KB Home                                                                 50,100      1,198,893
-----------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                                  210,700      3,921,127
-----------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 2                                               20,500      1,463,905
-----------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                            8,000      4,325,440
-----------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                      352,400      4,771,496
-----------------------------------------------------------------------------------------------
Ryland Group, Inc. (The) 1                                              33,000        933,570
-----------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                                     116,700      2,032,914
-----------------------------------------------------------------------------------------------
Toll Brothers, Inc. 2                                                  180,100      3,819,921
                                                                                 --------------
                                                                                   23,399,436

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc. 2                                                     291,400   $ 18,786,558
-----------------------------------------------------------------------------------------------
Expedia, Inc. 2                                                         88,000      2,017,840
                                                                                 --------------
                                                                                   20,804,398

-----------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Polaris Industries, Inc. 1                                              22,900        874,322
-----------------------------------------------------------------------------------------------
MEDIA--4.2%
CBS Corp., Cl. B                                                        66,300      1,512,966
-----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                   1,724,500     55,184,000
-----------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                                 551,000     10,766,540
-----------------------------------------------------------------------------------------------
Dish Network Corp., Cl. A 2                                            447,620     13,271,933
-----------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                       62,900      1,896,435
-----------------------------------------------------------------------------------------------
Getty Images, Inc. 2                                                    39,100      1,257,456
-----------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 2                                       380,630     14,311,688
-----------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                361,000      6,646,010
-----------------------------------------------------------------------------------------------
Scholastic Corp. 2                                                      26,900        938,003
-----------------------------------------------------------------------------------------------
Time Warner, Inc.                                                    8,833,940    137,897,803
-----------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                                1,476,838     58,704,311
-----------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                2,738,400     88,751,544
                                                                                 --------------
                                                                                  391,138,689

-----------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Big Lots, Inc. 1,2                                                     135,800      2,288,230
-----------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 2                                             139,600      3,745,468
-----------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                             191,800      3,672,970
-----------------------------------------------------------------------------------------------
Macy's, Inc.                                                           265,500      6,552,540
-----------------------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                               217,600     20,806,912
                                                                                 --------------
                                                                                   37,066,120

-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
AutoNation, Inc. 2                                                     237,500      3,460,375
-----------------------------------------------------------------------------------------------
AutoZone, Inc. 1,2                                                      40,700      4,683,756
-----------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                     623,200     26,803,832
-----------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                      16,800        762,720
-----------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                      1,956,910     39,470,875
-----------------------------------------------------------------------------------------------
Home Depot, Inc.                                                     1,110,800     29,491,740

              45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Men's Wearhouse, Inc. (The)                                             40,100   $    923,904
-----------------------------------------------------------------------------------------------
Office Depot, Inc. 2                                                   106,300      1,208,631
-----------------------------------------------------------------------------------------------
RadioShack Corp. 1                                                     207,200      3,615,640
                                                                                 --------------
                                                                                  110,421,473

-----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Deckers Outdoor Corp. 2                                                  6,300        697,032
-----------------------------------------------------------------------------------------------
Fossil, Inc. 1,2                                                        62,400      2,008,032
-----------------------------------------------------------------------------------------------
Iconix Brand Group, Inc. 2                                              43,200        897,696
-----------------------------------------------------------------------------------------------
Liz Claiborne, Inc. 1                                                   58,600      1,041,908
-----------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A 1                                        54,900      3,414,231
-----------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 2                                             26,800      1,006,608
                                                                                 --------------
                                                                                    9,065,507

-----------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
-----------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Anheuser-Busch Cos., Inc.                                              201,700      9,498,053
-----------------------------------------------------------------------------------------------
Central European Distribution Corp. 2                                   17,000        989,060
-----------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                  1,129,600     66,036,416
-----------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 2                                     74,600      1,433,066
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          546,790     38,034,712
                                                                                 --------------
                                                                                  115,991,307

-----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Casey's General Stores, Inc.                                            29,300        733,965
-----------------------------------------------------------------------------------------------
CVS Caremark Corp.                                                     614,400     24,809,472
-----------------------------------------------------------------------------------------------
Kroger Co. (The)                                                     1,377,610     33,407,043
-----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  291,900     14,475,321
                                                                                 --------------
                                                                                   73,425,801

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.0%
Chiquita Brands
International, Inc. 1,2                                                 40,500   $    829,035
-----------------------------------------------------------------------------------------------
Darling International, Inc. 2                                           72,000      1,000,800
-----------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                                         25,900        860,139
                                                                                 --------------
                                                                                    2,689,974
-----------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The)                                           2,030,285    134,364,261
-----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Chattem, Inc. 1,2                                                       12,400        965,960
-----------------------------------------------------------------------------------------------
Herbalife Ltd.                                                           6,300        263,529
                                                                                 --------------
                                                                                    1,229,489

-----------------------------------------------------------------------------------------------
TOBACCO--0.9%
Altria Group, Inc.                                                   1,186,300     86,765,982
-----------------------------------------------------------------------------------------------
Universal Corp.                                                         17,200        978,852
                                                                                 --------------
                                                                                   87,744,834

-----------------------------------------------------------------------------------------------
ENERGY--16.1%
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
Baker Hughes, Inc.                                                     113,900      7,664,331
-----------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                        199,200     24,069,336
-----------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 2                                              45,000      1,533,150
-----------------------------------------------------------------------------------------------
Dril-Quip, Inc. 2                                                       19,200        898,176
-----------------------------------------------------------------------------------------------
ENSCO International, Inc.                                               48,500      2,902,240
-----------------------------------------------------------------------------------------------
FMC Technologies, Inc. 2                                                35,700      2,022,762
-----------------------------------------------------------------------------------------------
Global Industries Ltd. 2                                                57,700      1,062,257
-----------------------------------------------------------------------------------------------
Halliburton Co.                                                      1,194,600     45,753,180
-----------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 2                                              19,600        933,940
-----------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                              88,600      2,102,478
-----------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                    1,661,600    143,645,320
-----------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 2                                                  8,100        777,519
-----------------------------------------------------------------------------------------------
Tidewater, Inc.                                                         36,600      2,055,090

              46  | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Transocean, Inc.                                                       206,200   $   28,973,162
                                                                                 ----------------
                                                                                    264,392,941

-------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--13.3%
Anadarko Petroleum Corp.                                               665,500       42,418,970
-------------------------------------------------------------------------------------------------
Apache Corp.                                                           211,900       24,307,049
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                531,400       24,029,908
-------------------------------------------------------------------------------------------------
Chevron Corp.                                                        2,442,860      211,698,248
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                       1,928,796      159,530,717
-------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                     25,600        1,945,088
-------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     241,600       24,817,152
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    230,700       27,450,993
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                    5,660,196      492,493,654
-------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                      41,200        1,471,252
-------------------------------------------------------------------------------------------------
Hess Corp.                                                             249,800       23,276,364
-------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                     451,900       24,023,004
-------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 2                                                  44,600        1,236,758
-------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                        22,800        1,832,664
-------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                      63,600        4,922,640
-------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                           1,308,600      101,246,382
-------------------------------------------------------------------------------------------------
Stone Energy Corp. 2                                                    21,300        1,081,188
-------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                  1,075,800       62,148,966
-------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                       362,600       22,376,046
                                                                                 ----------------
                                                                                  1,252,307,043

-------------------------------------------------------------------------------------------------
FINANCIALS--18.9%
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Ameriprise Financial, Inc.                                               5,400          273,456
-------------------------------------------------------------------------------------------------
Apollo Investment Corp. 1                                               62,500          968,750
-------------------------------------------------------------------------------------------------
Charles Schwab Corp. (The)                                             900,500       17,658,805
-------------------------------------------------------------------------------------------------
FCStone Group, Inc. 2                                                   21,900        1,021,416
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                      1,057,700      179,417,651
-------------------------------------------------------------------------------------------------
Invesco Ltd.                                                           111,300        2,850,393

                                                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Janus Capital Group, Inc.                                              161,400   $    3,909,108
-------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                                     57,900          928,137
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                         593,200       30,247,268
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              989,092       49,019,400
-------------------------------------------------------------------------------------------------
Morgan Stanley                                                       1,495,938       63,008,909
-------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                            39,800          921,768
-------------------------------------------------------------------------------------------------
State Street Corp.                                                     116,600        9,158,930
                                                                                 ----------------
                                                                                    359,383,991

-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
U.S. Bancorp                                                         1,315,270       42,114,945
-------------------------------------------------------------------------------------------------
Wachovia Corp. 1                                                     3,618,010      110,783,466
-------------------------------------------------------------------------------------------------
Wells Fargo & Co. 1                                                  2,749,720       80,374,316
                                                                                 ----------------
                                                                                    233,272,727

-------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Capital One Financial Corp. 1                                          638,100       29,371,743
-------------------------------------------------------------------------------------------------
Cash America International, Inc.                                        27,300          883,428
-------------------------------------------------------------------------------------------------
Discover Financial Services 1                                          114,169        1,722,810
                                                                                 ----------------
                                                                                     31,977,981

-------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.1%
Bank of America Corp.                                                5,486,939      218,050,956
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      6,070,346      143,927,904
-------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                 5,249,296      213,383,882
-------------------------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 2                                          52,400        2,175,124
                                                                                 ----------------
                                                                                    577,537,866

-------------------------------------------------------------------------------------------------
INSURANCE--6.0%
ACE Ltd.                                                               276,900       15,572,856
-------------------------------------------------------------------------------------------------
Allstate Corp.                                                         733,100       34,990,863
-------------------------------------------------------------------------------------------------
American International Group, Inc.                                   3,936,505      184,464,624

              47 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
INSURANCE Continued
Aon Corp.                                                              974,400   $ 40,544,784
-----------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 2                                               19,600      1,342,208
-----------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                           38,600      1,117,084
-----------------------------------------------------------------------------------------------
Assurant, Inc.                                                          58,800      3,677,940
-----------------------------------------------------------------------------------------------
Assured Guaranty Ltd. 1                                                 40,500      1,038,825
-----------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                              46,600      1,718,142
-----------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                    55,700      1,603,603
-----------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 2                                        7,300     34,123,850
-----------------------------------------------------------------------------------------------
Chubb Corp.                                                          1,257,700     64,016,930
-----------------------------------------------------------------------------------------------
CNA Financial Corp.                                                     39,100      1,042,015
-----------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                     17,800        536,848
-----------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                       31,400      1,234,020
-----------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                   19,200      1,860,096
-----------------------------------------------------------------------------------------------
First American Corp. (The) 1                                           110,100      3,834,783
-----------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                        605,200     14,028,536
-----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                          267,000     18,663,300
-----------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                            53,200      1,279,992
-----------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                       34,700        941,064
-----------------------------------------------------------------------------------------------
Lincoln National Corp.                                                  36,000      1,839,960
-----------------------------------------------------------------------------------------------
Loews Corp.                                                            590,090     24,689,366
-----------------------------------------------------------------------------------------------
Max Capital Group Ltd.                                                  21,100        585,314
-----------------------------------------------------------------------------------------------
Mercury General Corp.                                                   13,200        601,920
-----------------------------------------------------------------------------------------------
MetLife, Inc.                                                          305,600     17,804,256
-----------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                              26,100      1,076,625
-----------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                               14,600        528,228
-----------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                 24,600      1,891,494
-----------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 1                                               5,800         66,004
-----------------------------------------------------------------------------------------------
ProAssurance Corp. 2                                                    17,000        903,890
-----------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                             318,500     23,240,945

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
INSURANCE Continued
Reinsurance Group of America, Inc.                                      10,400   $    568,984
-----------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                             29,600      1,625,040
-----------------------------------------------------------------------------------------------
Safeco Corp.                                                            33,300      1,540,458
-----------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                          25,700      1,261,613
-----------------------------------------------------------------------------------------------
Torchmark Corp.                                                         28,900      1,741,514
-----------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                           1,178,113     54,676,224
-----------------------------------------------------------------------------------------------
UnumProvident Corp.                                                    116,100      2,659,851
-----------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                  51,900      1,871,514
                                                                                 --------------
                                                                                  566,805,563

-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 1                                      156,000      5,508,360
-----------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc.                                                17,500      1,336,825
-----------------------------------------------------------------------------------------------
HEALTH CARE--9.0%
-----------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Amgen, Inc. 2                                                          806,600     36,716,432
-----------------------------------------------------------------------------------------------
Biogen Idec, Inc. 2                                                    582,000     33,965,520
-----------------------------------------------------------------------------------------------
Genentech, Inc. 2                                                      311,500     23,596,125
-----------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1,2                                            8,800        316,360
                                                                                 --------------
                                                                                   94,594,437

-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Baxter International, Inc.                                             763,800     45,079,476
-----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                         57,400      2,833,264
                                                                                 --------------
                                                                                   47,912,740

-----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                                          1,283,600     63,666,560
-----------------------------------------------------------------------------------------------
Amedisys, Inc. 2                                                        17,500        748,650
-----------------------------------------------------------------------------------------------
AMERIGROUP Corp. 2                                                      26,500        954,000
-----------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                 86,400      3,604,608
-----------------------------------------------------------------------------------------------
Centene Corp. 1,2                                                       44,400        795,648
-----------------------------------------------------------------------------------------------
CIGNA Corp.                                                            182,600      8,140,308

              48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Coventry Health Care, Inc. 2                                            69,400   $  3,599,778
-----------------------------------------------------------------------------------------------
Express Scripts, Inc. 2                                                611,700     36,151,470
-----------------------------------------------------------------------------------------------
Health Net, Inc. 2                                                      91,900      4,038,086
-----------------------------------------------------------------------------------------------
Healthspring, Inc. 2                                                    24,300        426,465
-----------------------------------------------------------------------------------------------
Humana, Inc. 2                                                         359,400     24,557,802
-----------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                                78,800      2,561,000
-----------------------------------------------------------------------------------------------
McKesson Corp.                                                         406,100     23,862,436
-----------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                                         949,700     42,081,207
-----------------------------------------------------------------------------------------------
Omnicare, Inc.                                                         140,100      2,939,298
-----------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                             1,971,994     91,658,281
-----------------------------------------------------------------------------------------------
WellPoint, Inc. 2                                                    1,167,872     81,844,470
                                                                                 --------------
                                                                                  391,630,067

-----------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Applera Corp./Applied Biosystems Group                                  72,200      2,433,862
-----------------------------------------------------------------------------------------------
Invitrogen Corp. 2                                                      52,500      4,435,725
                                                                                 --------------
                                                                                    6,869,587

-----------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.2%
Abbott Laboratories                                                     90,300      4,835,565
-----------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                                  107,000      2,809,820
-----------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                                            349,000     13,879,730
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                    2,305,044    142,820,526
-----------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                                           363,700      3,855,220
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                      797,010     35,307,543
-----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                         3,714,792     82,765,566
-----------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 2                                                   17,600        364,320
-----------------------------------------------------------------------------------------------
Wyeth                                                                  367,200     16,017,264
                                                                                 --------------
                                                                                  302,655,554

-----------------------------------------------------------------------------------------------
INDUSTRIALS--10.6%
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
AAR Corp. 2                                                             28,700        743,043
-----------------------------------------------------------------------------------------------
Boeing Co.                                                             651,900     53,970,801

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Ceradyne, Inc. 2                                                        19,900   $    619,089
-----------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                  25,500      1,430,295
-----------------------------------------------------------------------------------------------
Esterline Technologies Corp. 2                                          15,400        806,960
-----------------------------------------------------------------------------------------------
Honeywell International, Inc.                                          857,200     49,323,288
-----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc. 1                                    311,050     33,061,505
-----------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                 641,070     50,394,513
-----------------------------------------------------------------------------------------------
Raytheon Co.                                                           682,200     44,233,848
-----------------------------------------------------------------------------------------------
TransDigm Group, Inc. 2                                                 19,900        773,314
-----------------------------------------------------------------------------------------------
Triumph Group, Inc. 1                                                   16,300        922,417
-----------------------------------------------------------------------------------------------
United Technologies Corp.                                              897,100     63,254,521
                                                                                 --------------
                                                                                  299,533,594

-----------------------------------------------------------------------------------------------
AIRLINES--0.1%
Continental Airlines, Inc., Cl. B 2                                    156,200      3,776,916
-----------------------------------------------------------------------------------------------
JetBlue Airways Corp. 2                                                142,000        773,900
-----------------------------------------------------------------------------------------------
Northwest Airlines Corp. 2                                              86,242      1,158,230
-----------------------------------------------------------------------------------------------
SkyWest, Inc. 1                                                         41,400        915,768
-----------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                 220,400      2,702,104
-----------------------------------------------------------------------------------------------
UAL Corp. 1                                                             73,400      2,224,020
                                                                                 --------------
                                                                                   11,550,938

-----------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
USG Corp. 1 , 2                                                         94,500      3,215,835
-----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
ChoicePoint, Inc. 2                                                     27,200      1,316,480
-----------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                      6,000        243,660
-----------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 2                                                      16,800      1,035,720
-----------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                             70,500        501,960
-----------------------------------------------------------------------------------------------
Manpower, Inc.                                                          28,800      1,632,960
-----------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                   31,200        930,696
-----------------------------------------------------------------------------------------------
Robert Half International, Inc.                                        112,400      3,029,180

              49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

`
OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Steelcase, Inc., Cl. A                                                  46,500   $    659,370
-----------------------------------------------------------------------------------------------
United Stationers, Inc. 2                                               14,400        710,784
-----------------------------------------------------------------------------------------------
Waste Management, Inc.                                                 131,600      4,320,428
-----------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                             18,100        960,205
                                                                                 --------------
                                                                                   15,341,443

-----------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 2                                                     40,000        963,600
-----------------------------------------------------------------------------------------------
Fluor Corp.                                                             12,474      1,737,005
-----------------------------------------------------------------------------------------------
KBR, Inc. 2                                                             62,500      2,083,125
-----------------------------------------------------------------------------------------------
Perini Corp. 2                                                          27,200      1,019,456
-----------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 2                                                26,100      1,680,318
-----------------------------------------------------------------------------------------------
URS Corp. 2                                                             30,600      1,232,568
                                                                                 --------------
                                                                                    8,716,072

-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Acuity Brands, Inc.                                                     24,900      1,105,809
-----------------------------------------------------------------------------------------------
Belden, Inc.                                                            21,800        856,740
-----------------------------------------------------------------------------------------------
Emerson Electric Co.                                                   182,600      9,305,296
-----------------------------------------------------------------------------------------------
GrafTech International Ltd. 2                                           62,300        998,046
-----------------------------------------------------------------------------------------------
Regal-Beloit Corp.                                                      13,300        491,036
-----------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                      26,300        958,109
-----------------------------------------------------------------------------------------------
Thomas & Betts Corp. 2                                                  74,800      3,003,220
-----------------------------------------------------------------------------------------------
Woodward Governor Co.                                                   24,500        699,965
                                                                                 --------------
                                                                                   17,418,221

-----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.8%
3M Co.                                                                 770,600     60,415,040
-----------------------------------------------------------------------------------------------
General Electric Co.                                                 9,470,884    313,865,096
-----------------------------------------------------------------------------------------------
Teleflex, Inc.                                                          14,900        842,595
-----------------------------------------------------------------------------------------------
Textron, Inc.                                                          214,300     11,608,631
-----------------------------------------------------------------------------------------------
Tyco International Ltd.                                              1,672,925     67,017,376
-----------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                 26,000      1,420,380
                                                                                 --------------
                                                                                  455,169,118

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
MACHINERY--2.0%
Actuant Corp., Cl. A                                                    33,300   $    895,104
-----------------------------------------------------------------------------------------------
Barnes Group, Inc.                                                      31,600        718,584
-----------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 1                                               41,500        741,605
-----------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                      865,200     62,579,916
-----------------------------------------------------------------------------------------------
Cummins, Inc.                                                          325,000     16,373,500
-----------------------------------------------------------------------------------------------
Deere & Co.                                                            307,200     26,176,512
-----------------------------------------------------------------------------------------------
Eaton Corp.                                                            238,600     19,238,318
-----------------------------------------------------------------------------------------------
IDEX Corp.                                                              22,300        672,568
-----------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                                       373,700     15,643,082
-----------------------------------------------------------------------------------------------
Paccar, Inc.                                                           133,700      5,799,906
-----------------------------------------------------------------------------------------------
Parker-Hannifin Corp. 1                                                514,530     33,254,074
-----------------------------------------------------------------------------------------------
Pentair, Inc.                                                           22,100        720,902
-----------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                   29,000        987,450
-----------------------------------------------------------------------------------------------
SPX Corp.                                                                7,500        767,250
-----------------------------------------------------------------------------------------------
Timken Co.                                                              30,900        931,017
-----------------------------------------------------------------------------------------------
Toro Co. (The)                                                          12,200        587,796
                                                                                 --------------
                                                                                  186,087,584

-----------------------------------------------------------------------------------------------
MARINE--0.0%
TBS International Ltd., Cl. A 1,2                                       26,900        926,436
-----------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                                   32,400        895,536
-----------------------------------------------------------------------------------------------
United Rentals, Inc. 2                                                  52,000      1,045,200
                                                                                 --------------
                                                                                    1,940,736

-----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.9%
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.7%
Blue Coat Systems, Inc. 2                                               35,600        835,888
-----------------------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                                7,076,400    172,451,868
-----------------------------------------------------------------------------------------------
CommScope, Inc. 2                                                       91,600      3,836,208
-----------------------------------------------------------------------------------------------
EchoStar Holding Corp. 2                                                89,524      3,586,331
-----------------------------------------------------------------------------------------------
Foundry Networks, Inc. 2                                               212,200      2,518,814
-----------------------------------------------------------------------------------------------
Harmonic, Inc. 2                                                       103,200        919,512
-----------------------------------------------------------------------------------------------
Harris Corp.                                                            36,600      1,787,178
-----------------------------------------------------------------------------------------------
Juniper Networks, Inc. 2                                               852,074     22,852,625

             50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Motorola, Inc.                                                       1,248,900   $ 12,451,533
-----------------------------------------------------------------------------------------------
Plantronics, Inc.                                                       50,800        958,088
-----------------------------------------------------------------------------------------------
QUALCOMM, Inc. 1                                                     5,151,275    218,259,522
-----------------------------------------------------------------------------------------------
Tellabs, Inc. 1,2                                                      277,700      1,827,266
                                                                                 --------------
                                                                                  442,284,833

-----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.0%
Apple, Inc. 2                                                        1,059,100    132,408,682
-----------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                                 180,300      1,386,507
-----------------------------------------------------------------------------------------------
Dell, Inc. 2                                                         2,139,800     42,475,030
-----------------------------------------------------------------------------------------------
EMC Corp. 2                                                          1,756,700     27,299,118
-----------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                  5,682,200    271,438,694
-----------------------------------------------------------------------------------------------
International Business Machines Corp.                                1,927,200    219,430,992
-----------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 2                                   112,900      3,729,087
-----------------------------------------------------------------------------------------------
NCR Corp. 2                                                            167,400      3,709,584
-----------------------------------------------------------------------------------------------
Network Appliance, Inc. 2                                              207,900      4,494,798
-----------------------------------------------------------------------------------------------
SanDisk Corp. 2                                                         88,900      2,093,595
-----------------------------------------------------------------------------------------------
Seagate Technology 1                                                 1,589,420     34,283,789
-----------------------------------------------------------------------------------------------
Teradata Corp. 2                                                       105,200      2,654,196
-----------------------------------------------------------------------------------------------
Western Digital Corp. 2                                                 83,300      2,571,471
                                                                                 --------------
                                                                                  747,975,543

-----------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 2                                         1,102,200     33,738,342
-----------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 2                                              116,300      3,792,543
-----------------------------------------------------------------------------------------------
Avnet, Inc. 2                                                          123,100      4,149,701
-----------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 2                                           26,400        443,520
-----------------------------------------------------------------------------------------------
Molex, Inc.                                                             56,000      1,261,680
-----------------------------------------------------------------------------------------------
Plexus Corp. 2                                                          22,900        567,233
-----------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 2                                        24,900        980,313
                                                                                 --------------
                                                                                   44,933,332

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
Bankrate, Inc. 1,2                                                      20,200   $    853,652
-----------------------------------------------------------------------------------------------
eBay, Inc. 2                                                         1,943,100     51,220,116
-----------------------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                                  268,200    126,370,476
-----------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                     30,200        972,440
-----------------------------------------------------------------------------------------------
Sohu.com, Inc. 2                                                        20,600        928,648
                                                                                 --------------
                                                                                  180,345,332

-----------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Accenture Ltd., Cl. A                                                1,578,500     55,642,125
-----------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                        989,400     39,526,530
-----------------------------------------------------------------------------------------------
Computer Sciences Corp. 2                                               99,500      4,323,275
-----------------------------------------------------------------------------------------------
Convergys Corp. 2                                                       55,400        799,976
-----------------------------------------------------------------------------------------------
CyberSource Corp. 2                                                     49,400        721,734
-----------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                                   53,600      3,765,936
-----------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                        1,888,700     32,712,284
-----------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 2                                               11,300        244,080
-----------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 2                                               79,000      3,117,340
-----------------------------------------------------------------------------------------------
SAIC, Inc. 2                                                            73,400      1,399,004
-----------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1,2                                             47,400        978,810
                                                                                 --------------
                                                                                  143,231,094

-----------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.                                                          2,069,900     30,427,530
-----------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 2                                       13,600        453,152
                                                                                 --------------
                                                                                   30,880,682

-----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Analog Devices, Inc.                                                   381,300     10,264,596
-----------------------------------------------------------------------------------------------
Applied Materials, Inc.                                              3,045,900     58,389,903
-----------------------------------------------------------------------------------------------
Atmel Corp. 2                                                          288,100        936,325
-----------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 2                                                138,000      2,609,580
-----------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 2                                           87,500      1,902,250
-----------------------------------------------------------------------------------------------
Intel Corp.                                                          8,395,800    167,496,210
-----------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                  140,300      3,264,781

              51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
KLA-Tencor Corp.                                                        62,700   $  2,634,027
-----------------------------------------------------------------------------------------------
Lam Research Corp. 2                                                    71,800      2,889,232
-----------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                                      550,100     41,961,628
-----------------------------------------------------------------------------------------------
Novellus Systems, Inc. 2                                               155,000      3,422,400
-----------------------------------------------------------------------------------------------
NVIDIA Corp. 2                                                       2,025,900     43,334,001
-----------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                       65,700      1,042,002
-----------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                                   199,700        956,563
-----------------------------------------------------------------------------------------------
Semtech Corp. 2                                                         78,400        998,816
-----------------------------------------------------------------------------------------------
Sigma Designs, Inc. 2                                                   27,400        806,930
-----------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.                                              31,200        965,640
-----------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 2                                             111,200        918,512
-----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                              2,905,200     87,039,792
-----------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 2                      101,900      3,442,182
-----------------------------------------------------------------------------------------------
Xilinx, Inc.                                                           203,500      4,550,260
                                                                                 --------------
                                                                                  439,825,630

-----------------------------------------------------------------------------------------------
SOFTWARE--5.3%
Activision, Inc. 2                                                     163,900      4,466,275
-----------------------------------------------------------------------------------------------
Adobe Systems, Inc. 2                                                  915,900     30,820,035
-----------------------------------------------------------------------------------------------
Advent Software, Inc. 2                                                 20,400        916,776
-----------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                         46,000      1,719,020
-----------------------------------------------------------------------------------------------
Autodesk, Inc. 2                                                       119,100      3,702,819
-----------------------------------------------------------------------------------------------
BEA Systems, Inc. 2                                                    342,000      6,521,940
-----------------------------------------------------------------------------------------------
BMC Software, Inc. 2                                                   154,000      4,971,120
-----------------------------------------------------------------------------------------------
CA, Inc.                                                               411,800      9,421,984
-----------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                                         252,400      2,680,488
-----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 2                               100,900      2,211,728
-----------------------------------------------------------------------------------------------
Compuware Corp. 2                                                      420,400      3,346,384
-----------------------------------------------------------------------------------------------
Macrovision Corp. 1,2                                                   22,200        339,438
-----------------------------------------------------------------------------------------------
McAfee, Inc. 2                                                         121,700      4,048,959
-----------------------------------------------------------------------------------------------
MICROS Systems, Inc. 2                                                  79,800      2,556,792
-----------------------------------------------------------------------------------------------
Microsoft Corp.                                                     11,101,054    302,170,690

                                                                        SHARES          VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE Continued
MicroStrategy, Inc., Cl. A 2                                            11,400   $    758,328
-----------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 2                                         27,400        797,340
-----------------------------------------------------------------------------------------------
Novell, Inc. 2                                                         542,000      4,037,900
-----------------------------------------------------------------------------------------------
Oracle Corp. 2                                                       3,029,800     56,960,240
-----------------------------------------------------------------------------------------------
Quest Software, Inc. 2                                                  53,500        761,305
-----------------------------------------------------------------------------------------------
Red Hat, Inc. 2                                                          9,200        164,036
-----------------------------------------------------------------------------------------------
Sybase, Inc. 2                                                          59,800      1,591,876
-----------------------------------------------------------------------------------------------
Symantec Corp. 2                                                     2,923,800     49,236,792
-----------------------------------------------------------------------------------------------
Synopsys, Inc. 2                                                        97,800      2,269,938
-----------------------------------------------------------------------------------------------
TIBCO Software, Inc.2                                                  114,400        806,520
                                                                                 --------------
                                                                                  497,278,723

-----------------------------------------------------------------------------------------------
MATERIALS--4.2%
-----------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Ashland, Inc.                                                           28,500      1,258,845
-----------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                            21,100      2,575,888
-----------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                  23,000      1,317,440
-----------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                 653,300     24,622,877
-----------------------------------------------------------------------------------------------
Hercules, Inc.                                                          53,300        976,456
-----------------------------------------------------------------------------------------------
Monsanto Co.                                                           524,400     60,662,592
-----------------------------------------------------------------------------------------------
Mosaic Co. (The) 2                                                     247,470     27,543,411
-----------------------------------------------------------------------------------------------
NewMarket Corp.                                                         11,900        796,705
-----------------------------------------------------------------------------------------------
OM Group, Inc. 2                                                        17,300      1,047,169
-----------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                     36,000      1,281,240
-----------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                              86,500      3,910,665
-----------------------------------------------------------------------------------------------
Zep, Inc.                                                                2,550         40,035
                                                                                 --------------
                                                                                  126,033,323

-----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.0%
Greif, Inc., Cl. A                                                      11,600        758,524
-----------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                                  35,700      2,015,265
-----------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                    35,600        955,148
                                                                                 --------------
                                                                                    3,728,937

              52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Holding Corp.                                                  71,800   $    3,778,116
-------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                            891,300       33,102,882
-------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                              43,300        2,720,539
-------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                    13,800          785,496
-------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                            457,800       46,173,708
-------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                    97,300        1,118,950
-------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp.                                                   10,500          770,175
-------------------------------------------------------------------------------------------------
Nucor Corp.                                                          1,093,300       70,594,381
-------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                           55,900        3,100,214
-------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                        15,400        1,008,238
-------------------------------------------------------------------------------------------------
Southern Copper Corp. 1                                                560,610       63,971,207
-------------------------------------------------------------------------------------------------
United States Steel Corp.                                              335,100       36,341,595
-------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 1                                          56,000          985,040
                                                                                 ----------------
                                                                                    264,450,541

-------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
AbitibiBowater, Inc. 1                                                  46,800          484,380
-------------------------------------------------------------------------------------------------
Domtar Corp. 2                                                         102,300          651,651
                                                                                 --------------
                                                                                      1,136,031

-------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                           5,239,244      182,482,869
-------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                       102,700        3,716,713
-------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                           2,682,100       14,483,340
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                           853,100       30,984,592
                                                                                 ----------------
                                                                                    231,667,514

-------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                                  1,323,588        9,410,711
-------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                          58,300        2,734,270
                                                                                 ----------------
                                                                                     12,144,981

                                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------
UTILITIES--0.1%
-------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Mirant Corp. 2                                                          78,800   $    2,915,600
-------------------------------------------------------------------------------------------------
NRG Energy, Inc. 2                                                      57,900        2,389,533
                                                                                 ----------------
                                                                                      5,305,133

-------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Northwest Natural Gas Co.                                               12,700          533,908
-------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                      30,400          948,173
                                                                                 ----------------
                                                                                      1,482,081
                                                                                 ----------------
Total Common Stocks (Cost $8,478,429,094)                                         9,348,910,033

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------

Wachovia Corp., Dividend Equalization Preferred Shares 2,4
 (Cost $0)                                                             100,000              150

                                                                         UNITS
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------

Dime Bancorp, Inc. Wts, Exp. 1/2/10 2                                  485,800           63,154
-------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 2,4                 680,100          224,433
                                                                                 ----------------

Total Rights, Warrants and Certificates (Cost $0)                                       287,587

                                                                        SHARES
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
OTHER SECURITIES--0.0%
-------------------------------------------------------------------------------------------------

Seagate Technology International, Inc. 2,3,4 (Cost $--)                 877,600           87,760

-------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.99% 5,6
(Cost $64,239,217)                                                  64,239,217       64,239,217
-------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $8,542,668,311)                     9,413,524,747

             53 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL
                                                                                         AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.9% 7
--------------------------------------------------------------------------------------------------------------------

Undivided interest of 35% in joint repurchase agreement (Principal Amount/ Value
$1,000,000,000, with a maturity value of $1,000,266,667) with Societe
Generale, NY Branch, 3.20%, dated 2/29/08, to be repurchased at $350,093,333 on 3/3/08, collateralized by U.S. Agency Mortgages, 3.219%-7.50%,
5/20/32-12/1/37, with a value of $1,020,000,000                                   $ 350,000,000   $    350,000,000
--------------------------------------------------------------------------------------------------------------------
Undivided interest of 5% in joint repurchase agreement (Principal Amount/Value
$1,000,000,000, with a maturity value of $1,000,264,167) with Banc of America
Securities LLC, 3.17%, dated 2/29/08, to be repurchased at $50,013,208 on
3/3/08, collateralized by U.S. Agency Mortgages, 0%-11%, 9/25/09-7/1/37, with
a value of $1,020,000,000                                                            50,000,000         50,000,000

                                                                                      PRINCIPAL
                                                                                         AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED Continued
--------------------------------------------------------------------------------------------------------------------

Undivided interest of 7.92% in joint repurchase
agreement (Principal Amount/Value $2,000,000,000, with a maturity value of
$2,000,530,000) with BNP Paribas Securities Corp., 3.18%, dated 2/29/08, to be repurchased at $158,520,889 on 3/3/08, collateralized by U.S. Agency
Mortgages, 0%-6.50%, 2/1/34-3/1/38, with a value of $2,040,000,000                $ 158,478,892   $   158,478,892
                                                                                                  ------------------

Total Investments Purchased with Cash Collateral from Securities Loaned (Cost
$558,478,892)                                                                                         558,478,892

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $9,101,147,203)                                         106.0%    9,972,003,639
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (6.0)     (564,531,408)
                                                                                  ----------------------------------
NET ASSETS                                                                                100.0%  $ 9,407,472,231
                                                                                  ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 6 of accompanying Notes.

2. Non-income producing security.

3. Escrow shares received as the result of issuer reorganization.

4. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $312,343, which represents less than 0.005% of the Fund's net assets. See Note 5 of accompanying Notes.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                    SHARES          GROSS         GROSS            SHARES
                           AUGUST 31, 2007      ADDITIONS    REDUCTIONS FEBRUARY 29, 2008
-----------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                --  1,015,177,646   950,938,429        64,239,217

                                                                                 DIVIDEND
                                                                  VALUE            INCOME
-----------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                    $ 64,239,217        $1,087,999

6. Rate shown is the 7-day yield as of February 29, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

FEBRUARY 29, 2008

------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,036,907,986)                            $ 9,907,764,422
Affiliated companies (cost $64,239,217)                                      64,239,217
                                                                        ------------------
                                                                          9,972,003,639
------------------------------------------------------------------------------------------
Cash                                                                         11,487,968
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                            134,508,741
Interest and dividends                                                       20,815,828
Shares of capital stock sold                                                  2,759,266
Other                                                                           553,488
                                                                        ------------------
Total assets                                                             10,142,128,930

------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                  558,478,892
------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                       154,650,601
Shares of capital stock redeemed                                             15,262,326
Distribution and service plan fees                                            3,638,107
Transfer and shareholder servicing agent fees                                 1,387,270
Shareholder communications                                                    1,030,485
Directors' compensation                                                         140,391
Other                                                                            68,627
                                                                        ------------------
Total liabilities                                                           734,656,699

------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 9,407,472,231
                                                                        ==================

------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------

Par value of shares of capital stock                                    $     2,873,674
------------------------------------------------------------------------------------------
Additional paid-in capital                                                8,847,474,135
------------------------------------------------------------------------------------------
Accumulated net investment income                                            19,617,496
------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (333,349,510)
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                  870,856,436
                                                                        ------------------
NET ASSETS                                                              $ 9,407,472,231
                                                                        ==================

              55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,644,581,622 and 201,626,858 shares of capital stock outstanding)                $ 32.95
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $ 34.96
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $902,773,987
and 28,275,788 shares of capital stock outstanding)                                $ 31.93
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $907,681,762
and 28,555,350 shares of capital stock outstanding)                                $ 31.79
--------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $196,899,398
and 6,065,932 shares of capital stock outstanding)                                 $ 32.46
--------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $755,535,462 and 22,843,500 shares of capital stock
outstanding)                                                                       $ 33.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 29, 2008

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies                                              $    104,837,192
Affiliated companies                                                       1,087,999
--------------------------------------------------------------------------------------
Interest                                                                     244,716
--------------------------------------------------------------------------------------
Portfolio lending fees                                                       826,993
--------------------------------------------------------------------------------------
Other income                                                                 299,162
                                                                    ------------------
Total investment income                                                  107,296,062

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------

Management fees                                                           24,759,063
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    9,325,005
Class B                                                                    5,376,504
Class C                                                                    5,252,611
Class N                                                                      556,926
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    6,813,291
Class B                                                                      839,844
Class C                                                                      893,847
Class N                                                                      212,584
Class Y                                                                      102,498
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      618,304
Class B                                                                      189,587
Class C                                                                       68,492
Class N                                                                        7,106
Class Y                                                                          279
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                   98,186
--------------------------------------------------------------------------------------
Directors' compensation                                                       90,208
--------------------------------------------------------------------------------------
Administration service fees                                                      750
--------------------------------------------------------------------------------------
Other                                                                        170,456
                                                                    ------------------
Total expenses                                                            55,375,541
Less reduction to custodian expenses                                         (13,181)
Less waivers and reimbursements of expenses                                  (22,215)
                                                                    ------------------
Net expenses                                                              55,340,145

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     51,955,917

              57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------

Net realized gain on investments from unaffiliated companies        $     81,113,165
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  (1,449,782,777)

--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (1,316,713,695)
                                                                    ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         SIX MONTHS                YEAR
                                                                                              ENDED               ENDED
                                                                                  FEBRUARY 29, 2008          AUGUST 31,
                                                                                        (UNAUDITED)                2007
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------

Net investment income                                                               $    51,955,917     $   102,110,196
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                        81,113,165       1,447,067,738
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                (1,449,782,777)        151,987,534
                                                                                    -------------------------------------
Net increase (decrease) in net assets resulting from operations                      (1,316,713,695)      1,701,165,468

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                 (85,015,229)        (73,117,391)
Class B                                                                                  (2,988,279)           (984,972)
Class C                                                                                  (3,918,974)         (2,391,155)
Class N                                                                                  (1,895,829)         (1,498,558)
Class Y                                                                                 (13,557,437)        (10,050,408)
                                                                                    -------------------------------------
                                                                                       (107,375,748)        (88,042,484)

-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (950,507,888)       (307,631,500)
Class B                                                                                (140,255,676)        (56,774,032)
Class C                                                                                (137,226,755)        (45,635,308)
Class N                                                                                 (28,180,560)         (8,621,612)
Class Y                                                                                (109,217,121)        (28,797,341)
                                                                                    -------------------------------------
                                                                                     (1,365,388,000)       (447,459,793)

-------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                 584,504,448        (477,905,838)
Class B                                                                                 (31,022,966)       (385,057,480)
Class C                                                                                  53,272,507         (95,608,923)
Class N                                                                                  16,381,800           8,020,928
Class Y                                                                                  61,322,417         179,390,811
                                                                                    -------------------------------------
                                                                                        684,458,206        (771,160,502)

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                            (2,105,019,237)        394,502,689
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  11,512,491,468      11,117,988,779
                                                                                    -------------------------------------
End of period (including accumulated net investment income of
$19,617,496 and $75,037,327, respectively)                                          $ 9,407,472,231     $11,512,491,468
                                                                                    =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                           ENDED
                               FEBRUARY 29, 2008                                                            YEAR ENDED AUGUST 31,
CLASS A                              (UNAUDITED)              2007              2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $    43.21        $    39.12        $    36.18    $    32.78    $    29.62      $     27.90
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .21 1             .42 1             .35 1         .47 1         .26              .22
Net realized and unrealized
gain (loss)                                (4.77)             5.64              2.96          3.34          3.10             1.69
                                      ----------------------------------------------------------------------------------------------
Total from investment
operations                                 (4.56)             6.06              3.31          3.81          3.36             1.91
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net investment
income                                      (.47)             (.38)             (.37)         (.41)         (.20)            (.19)
Distributions from net
realized gain                              (5.23)            (1.59)               --            --            --               --
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (5.70)            (1.97)             (.37)         (.41)         (.20)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    32.95        $    43.21        $    39.12    $    36.18    $    32.78      $     29.62
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   (11.90)%           15.90%             9.19%        11.68%        11.37%            6.93%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $6,644,582        $8,015,873        $7,680,186    $7,810,714    $7,384,256      $ 7,033,312
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $7,609,342        $8,183,830        $7,845,096    $7,759,230    $7,521,103      $ 6,310,359
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                       1.08%             1.00%             0.93%         1.36%         0.75%            0.87%
Total expenses                              0.91% 4,5,6       0.89% 4,5,6       0.92% 5       0.92% 5       0.93% 5,7        0.97% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%              104%               84%           79%           76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended February 29, 2008   0.91%
          Year Ended August 31, 2007           0.89%

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                      SIX MONTHS
                                           ENDED
                               FEBRUARY 29, 2008                                                            YEAR ENDED AUGUST 31,
CLASS B                              (UNAUDITED)              2007              2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $    41.83        $    37.87        $    34.99    $    31.67    $    28.68      $     27.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                 .06 1             .10 1             .05 1         .20 1        (.21)            (.13)
Net realized and unrealized
gain (loss)                                (4.62)             5.48              2.86          3.21          3.20             1.77
                                      ----------------------------------------------------------------------------------------------
Total from investment
operations                                 (4.56)             5.58              2.91          3.41          2.99             1.64
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.11)             (.03)             (.03)         (.09)           --               --
Distributions from net realized
gain                                       (5.23)            (1.59)               --            --            --               --
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (5.34)            (1.62)             (.03)         (.09)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    31.93        $    41.83        $    37.87    $    34.99    $    31.67      $     28.68
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   (12.21)%           15.06%             8.32%        10.79%        10.43%            6.06%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $  902,774        $1,206,240        $1,453,679    $1,968,829    $2,558,206      $ 2,941,765
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $1,079,721        $1,354,135        $1,685,648    $2,295,269    $2,884,434      $ 2,964,666
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                0.33%             0.24%             0.13%         0.59%        (0.10)%           0.04%
Total expenses                              1.66% 4,5,6       1.65% 4,5,6       1.71% 4       1.72% 4       1.78% 4,7        1.81% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%              104%               84%           79%           76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended February 29, 2008        1.66%
          Year Ended August 31, 2007                1.65%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                FEBRUARY 29, 2008                                                           YEAR ENDED AUGUST 31,
CLASS C                               (UNAUDITED)             2007              2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $    41.71        $    37.81        $    34.98    $    31.71    $    28.69      $     27.03
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                 .06  1            .11 1             .07 1         .21 1        (.03)              --
Net realized and unrealized
gain (loss)                                (4.60)             5.46              2.85          3.22          3.05             1.66
                                      ----------------------------------------------------------------------------------------------
Total from investment
operations                                 (4.54)             5.57              2.92          3.43          3.02             1.66
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.15)             (.08)             (.09)         (.16)           --               --
Distributions from net realized
gain                                       (5.23)            (1.59)               --            --            --               --
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (5.38)            (1.67)             (.09)         (.16)           --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    31.79        $    41.71        $    37.81    $    34.98    $    31.71      $     28.69
                                      ==============================================================================================

TOTAL RETURN, AT NET ASSET
VALUE 2                                   (12.21)%           15.09%             8.36%        10.83%        10.53%            6.14%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $  907,682        $1,126,093        $1,107,962    $1,206,335    $1,241,930      $ 1,188,826
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $1,055,429        $1,155,527        $1,163,337    $1,250,845    $1,278,659      $ 1,111,131
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                0.34%             0.26%             0.18%         0.62%        (0.01)%           0.09%
Total expenses                              1.65% 4,5,6       1.64% 4,5,6       1.67% 4       1.67% 4       1.70% 4,7        1.74% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%              104%               84%           79%           76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Reduction to custodian expenses less than 0.005%.

5. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended February 29, 2008      1.65%
          Year Ended August 31, 2007              1.64%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

                                       SIX MONTHS
                                            ENDED
                                FEBRUARY 29, 2008                                                           YEAR ENDED AUGUST 31,
CLASS N                               (UNAUDITED)             2007              2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $    42.59        $    38.59        $    35.71    $    32.39    $    29.33      $     27.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .16 1             .30 1             .24 1         .35 1         .15              .20
Net realized and unrealized
gain (loss)                                (4.71)             5.57              2.92          3.30          3.05             1.65
                                      ----------------------------------------------------------------------------------------------
Total from investment operations           (4.55)             5.87              3.16          3.65          3.20             1.85
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.35)            (.28)              (.28)         (.33)         (.14)            (.24)
Distributions from net realized
gain                                       (5.23)            (1.59)               --            --            --               --
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (5.58)            (1.87)             (.28)         (.33)         (.14)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    32.46        $    42.59        $    38.59    $    35.71    $    32.39      $     29.33
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   (12.01)%           15.59%             8.87%        11.30%        10.93%            6.78%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $  196,899        $  238,068        $  207,339    $  177,463    $  150,955      $    79,188
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $  224,393        $  232,421        $  194,639    $  168,866    $  122,478      $    60,950
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                       0.82%             0.73%             0.63%         1.02%         0.38%            0.65%
Total expenses                              1.16% 4          1.17%  4           1.22%         1.26%         1.31%            1.23%
Expenses after payments,
waivers and/or
reimbursements and reduction to
custodian expenses                          1.16%             1.17%             1.22%         1.26%         1.31%            1.18%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%              104%               84%           79%           76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended February 29, 2008     1.16%
          Year Ended August 31, 2007             1.17%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                FEBRUARY 29, 2008                                                           YEAR ENDED AUGUST 31,
CLASS Y                               (UNAUDITED)             2007              2006          2005          2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $    43.45        $    39.33        $    36.38    $    32.93    $    29.75      $     28.02
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .29 1             .60 1             .52 1         .64 1         .34              .11
Net realized and unrealized
gain (loss)                                (4.79)             5.67              2.96          3.34          3.13             1.86
                                      ----------------------------------------------------------------------------------------------
Total from investment
operations                                 (4.50)             6.27              3.48          3.98          3.47             1.97
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                      (.65)             (.56)             (.53)         (.53)         (.29)            (.24)
Distributions from net realized
gain                                       (5.23)            (1.59)               --            --            --               --
                                      ----------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders              (5.88)            (2.15)             (.53)         (.53)         (.29)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    33.07        $    43.45        $    39.33    $    36.38    $    32.93      $     29.75
                                      ==============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   (11.72)%           16.40%             9.63%        12.15%        11.69%            7.11%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                        $  755,535        $  926,217        $  668,823    $  483,532    $  570,991      $   441,460
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $  890,557        $  844,472        $  594,018    $  496,349    $  558,130      $   242,029
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                       1.49%             1.42%             1.38%         1.82%         1.07%            1.01%
Total expenses                              0.49% 4           0.48% 4           0.49%         0.53%         0.60%            0.87%
Expenses after payments,
waivers and/or reimbursements
and reduction to
custodian expenses                          0.49%             0.48%             0.49%         0.53%         0.60%            0.83%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       55%              104%               84%           79%           76%              94%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended February 29, 2008       0.49%
          Year Ended August 31, 2007               0.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the "Fund") is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment adviser is Oppenheimer Funds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ R are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

              65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return

              66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND filings generally remain open for the three preceding fiscal reporting period ends. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 29, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 29, 2008, it is estimated that the Fund will utilize $23,186 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2007, the Fund utilized $489,935 of capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $23,186.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

               Federal tax cost of securities     $9,186,746,307
                                                  ==============
               Gross unrealized appreciation      $1,353,336,898
               Gross unrealized depreciation        (568,079,566)
                                                  --------------
               Net unrealized appreciation        $  785,257,332
                                                  ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

              67 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

              68 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock. Transactions in shares of capital stock were as follows:

                          SIX MONTHS ENDED FEBRUARY 29, 2008       YEAR ENDED AUGUST 31, 2007
                                    SHARES            AMOUNT         SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                            11,228,474    $  449,382,400     20,628,969   $   853,510,126
Dividends and/or
distributions reinvested        26,435,944       969,164,618      8,913,226       355,994,212
Redeemed                       (21,527,701)     (834,042,570)   (40,383,161)   (1,687,410,176)
                               -----------------------------------------------------------------
Net increase (decrease)         16,136,717    $  584,504,448   (10,840,966)   $ (477,905,838)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,311,588    $   48,982,229      3,060,604   $   123,359,939
Dividends and/or
distributions reinvested         3,884,990       138,227,863      1,421,750        55,277,609
Redeemed                        (5,756,869)     (218,233,058)   (14,028,498)     (563,695,028)
                               -----------------------------------------------------------------
Net decrease                     (560,291)    $ (31,022,966)    (9,546,144)   $ (385,057,480)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                             1,194,912    $   44,455,266      2,308,996   $    92,663,359
Dividends and/or
distributions reinvested         3,503,853       124,106,488      1,087,129        42,137,114
Redeemed                        (3,142,883)     (115,289,247)    (5,696,274)     (230,409,396)
                               -----------------------------------------------------------------
Net increase (decrease)          1,555,882    $   53,272,507    (2,300,149)   $  (95,608,923)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                               744,971    $   28,215,889      1,607,897   $    65,689,791
Dividends and/or
distributions reinvested           805,032        29,085,424        249,507         9,840,578
Redeemed                        (1,074,427)      (40,919,513)    (1,640,570)      (67,509,441)
                               -----------------------------------------------------------------
Net increase                       475,576    $   16,381,800        216,834   $     8,020,928
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                             4,903,773    $  200,869,475      9,204,931   $   387,484,627
Dividends and/or
distributions reinvested         3,208,722       117,920,549        944,172        37,804,657
Redeemed                        (6,584,694)     (257,467,607)    (5,837,620)     (245,898,473)
                               -----------------------------------------------------------------
Net increase                     1,527,801    $   61,322,417      4,311,483   $   179,390,811
                               =================================================================

              69 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 29, 2008, were as follows:

                                PURCHASES             SALES
-----------------------------------------------------------
Investment securities      $5,930,966,438    $6,685,833,929

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                           FEE SCHEDULE
                           ----------------------------
                           Up to $200 million     0.65%
                           Next $150 million      0.60
                           Next $150 million      0.55
                           Over $500 million      0.45

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 29, 2008, the Fund paid $9,070,511 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

              70 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $16,887,485, $38,299,606 and $3,792,288, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A        CLASS B        CLASS C        CLASS N
                         CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                       FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                   SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                     RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
SIX MONTHS ENDED     DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
February 29, 2008       $811,213         $5,231       $856,370        $20,039         $3,976

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 29, 2008, the Manager waived $22,215 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will

              71 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES Continued

not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 29, 2008, the Fund had on loan securities valued at $524,178,455. Collateral of $558,478,892 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

              72 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008